FAM VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Banks - 2.4%
Pinnacle Financial Partners, Inc.	386,527	$ 40,987,323
Capital Markets - 5.9%
Brookfield Asset Management Ltd. - Class A	397,940	19,280,193
Brookfield Corporation - Class A	1,591,760	83,424,142
		102,704,335
Construction Materials - 4.0%
Vulcan Materials Company	297,930	69,507,069
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. - Class A (a)	28	22,356,365
Electronic Equipment, Instruments & Components - 17.0%
AMETEK, Inc.	132,000	22,722,480
Amphenol Corporation - Class A	1,146,480	75,197,623
CDW Corporation	558,200	89,457,132
Keysight Technologies, Inc. (a)	370,820	55,537,711
Zebra Technologies Corporation - Class A (a)	179,460	50,708,218
		293,623,164
Food Products - 1.0%
McCormick & Company, Inc.	215,300	17,721,343
Health Care Equipment & Supplies - 4.5%
Stryker Corporation	208,000	77,428,000
Hotels, Restaurants & Leisure - 3.0%
Booking Holdings, Inc.	11,350	52,288,429
Insurance - 20.5%
Brown & Brown, Inc.	1,257,292	156,407,125
Markel Group, Inc. (a)	53,850	100,678,498
Progressive Corporation (The)	340,000	96,223,400
		353,309,023

FAM VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Life Sciences Tools & Services - 3.0%
Waters Corporation (a)	138,700	$ 51,120,659
Machinery - 11.3%
Graco, Inc.	670,180	55,966,732
IDEX Corporation	431,530	78,093,984
Illinois Tool Works, Inc.	242,560	60,157,306
		194,218,022
Oil, Gas & Consumable Fuels - 1.7%
EOG Resources, Inc.	233,500	29,944,040
Professional Services - 2.9%
ExlService Holdings, Inc. (a)	1,072,900	50,651,609
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	279,510	56,368,782
Microchip Technology, Inc.	258,860	12,531,412
		68,900,194
Specialty Retail - 10.0%
AutoZone, Inc. (a)	18,265	69,640,427
Ross Stores, Inc.	810,688	103,597,819
		173,238,246
Trading Companies & Distributors - 3.5%
Fastenal Company	780,900	60,558,795

Total Common Stocks (Cost $536,627,160)		$ 1,658,556,616

MONEY MARKET FUNDS - 4.0%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.23% (b) (Cost $69,425,078)	69,425,078	$ 69,425,078

Total Investments at Value - 100.0% (Cost $606,052,238)		$ 1,727,981,694

Liabilities in Excess of Other Assets – (0.0%) (c)		(799,026)

Net Assets - 100.0%		$ 1,727,182,668

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.
(c)	Percentage rounds to less than 0.1%.

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Aerospace & Defense - 4.8%
HEICO Corporation - Class A	166,705	$ 35,169,754
Building Products - 7.5%
Trane Technologies plc	164,245	55,337,425
Capital Markets - 1.1%
Houlihan Lokey, Inc.	50,074	8,086,951
Commercial Services & Supplies - 4.5%
Cintas Corporation	159,132	32,706,400
Commercial Support Services - 5.0%
Republic Services, Inc.	152,890	37,023,843
Construction Materials - 6.9%
Martin Marietta Materials, Inc.	56,194	26,868,037
Vulcan Materials Company	102,830	23,990,239
		50,858,276
Containers & Packaging - 1.8%
Avery Dennison Corporation	75,157	13,375,691
Distributors - 2.0%
Pool Corporation	47,210	15,029,304
Electronic Equipment, Instruments & Components - 5.9%
Amphenol Corporation - Class A	150,502	9,871,426
CDW Corporation	208,070	33,345,299
		43,216,725
Food Products - 1.1%
McCormick & Company, Inc.	98,900	8,140,459
Health Care Equipment & Supplies - 9.0%
STERIS plc	116,700	26,450,055
Stryker Corporation	107,000	39,830,750
		66,280,805

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.2% (Continued)	Shares	Value
Industrial Conglomerates - 2.0%
Roper Technologies, Inc.	25,200	$ 14,857,416
Insurance - 8.5%
Arthur J. Gallagher & Company	180,350	62,264,034
IT Services - 13.3%
Broadridge Financial Solutions, Inc.	168,400	40,830,264
Jack Henry & Associates, Inc.	121,800	22,240,680
Paychex, Inc.	226,340	34,919,735
		97,990,679
Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	93,205	10,903,121
Machinery - 3.3%
IDEX Corporation	135,165	24,460,810
Professional Services - 2.9%
Verisk Analytics, Inc.	70,320	20,928,638
Semiconductors & Semiconductor Equipment - 5.1%
Entegris, Inc.	285,750	24,997,410
Microchip Technology, Inc.	259,000	12,538,190
		37,535,600
Specialty Retail - 4.1%
Ross Stores, Inc.	233,876	29,887,014
Trading Companies & Distributors - 5.9%
Fastenal Company	349,000	27,064,950
Watsco, Inc.	32,000	16,265,600
		43,330,550

Total Common Stocks (Cost $339,019,402)		$ 707,383,495

FAM DIVIDEND FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.9%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.23% (a) (Cost $28,485,424)	28,485,424	$ 28,485,424

Total Investments at Value - 100.1% (Cost $367,504,826)		$ 735,868,919

Liabilities in Excess of Other Assets - (0.1%)		(407,785)

Net Assets - 100.0%		$ 735,461,134

(a)	The rate shown is the 7-day effective yield as of March 31, 2025.

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Banks - 7.7%
Home BancShares, Inc.	412,135	$ 11,651,057
Pinnacle Financial Partners, Inc.	184,100	19,521,964
		31,173,021
Chemicals - 2.7%
Element Solutions, Inc.	485,730	10,982,355
Diversified Consumer Services - 5.6%
Frontdoor, Inc. (a)	264,913	10,177,958
OneSpaWorld Holdings Ltd.	743,428	12,482,156
		22,660,114
Food Products - 3.7%
Nomad Foods Ltd.	763,815	15,008,965
Gas Utilities - 3.9%
Brookfield Infrastructure Corporation - Class A	434,345	15,718,945
Health Care Facilities & Services - 3.4%
Chemed Corporation	22,655	13,940,075
Hotels, Restaurants & Leisure - 8.9%
Choice Hotels International, Inc.	115,350	15,316,173
Dutch Bros, Inc. - Class A (a)	332,317	20,517,252
		35,833,425
Insurance - 7.0%
Baldwin Insurance Group, Inc. (The) (a)	285,700	12,767,933
Hagerty, Inc. - Class A (a)	441,205	3,988,493
Trisura Group Ltd. (a)	492,980	11,452,223
		28,208,649
IT Services - 2.4%
Cass Information Systems, Inc.	222,645	9,629,396
Machinery - 4.9%
ESAB Corporation	85,870	10,003,855
Franklin Electric Company, Inc.	104,500	9,810,460
		19,814,315

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Media - 5.4%
Altus Group Ltd.	314,338	$ 11,238,449
Boston Omaha Corporation - Class A (a)	718,195	10,471,283
		21,709,732
Professional Services - 16.8%
CBIZ, Inc. (a)	351,567	26,669,873
ExlService Holdings, Inc. (a)	634,470	29,953,328
Exponent, Inc.	139,437	11,302,763
		67,925,964
Real Estate Management & Development - 8.3%
Colliers International Group, Inc.	167,455	20,312,292
FirstService Corporation	79,134	13,132,287
		33,444,579
Real Estate Owners & Developers - 3.0%
Dream Finders Homes, Inc. - Class A (a)	532,964	12,023,668
Road & Rail - 2.7%
Landstar System, Inc.	71,500	10,739,300
Software - 5.6%
Descartes Systems Group, Inc. (The) (a)	101,200	10,203,996
SPS Commerce, Inc. (a)	94,486	12,541,127
		22,745,123
Specialty Retail - 1.6%
Floor & Decor Holdings, Inc. - Class A (a)	80,558	6,482,502
Trading Companies & Distributors - 3.4%
SiteOne Landscape Supply, Inc. (a)	113,062	13,730,249

Total Common Stocks (Cost $263,600,414)		$ 391,770,377

FAM SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.5%	Shares	Value
Invesco Treasury Portfolio - Institutional Class, 4.23% (b) (Cost $14,297,551)	14,297,551	$ 14,297,551

Total Investments at Value - 100.5% (Cost $277,897,965)		$ 406,067,928

Liabilities in Excess of Other Assets - (0.5%)		(1,925,064)

Net Assets - 100.0%		$ 404,142,864

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2025.